Capitalized Cost from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Capitalized Cost from Contracts with Customers
Schedule of Capitalized cost from contracts with customers

€ millions	2018
	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	326	1,006	1,332
Capitalized cost to fulfill customer contracts	35	66	101
Capitalized contract cost	361	1,072	1,433
other non-financial assets	889	1,301	2,191
Capitalized contract cost as % of other non-financial assets	41	82	65